Summary of Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for quarterly reports on Form 10-Q and Article 10-1 of Regulation S-X. Accordingly, certain information and footnotes required by GAAP in annual financial statements have been omitted or condensed and these interim financial statements should be read in conjunction with the Company’s audited financial statements and accompanying notes included in the Company’s Registration Statement on Form S-1 filed with the SEC on July 8, 2021. The condensed financial statements of the Company include all adjustments of a normal recurring nature which, in the opinion of management, are necessary for a fair statement of the Company’s financial position as of September 30, 2021, and results of its operations and its cash flows for the interim periods presented. The results of operations for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the entire year. There have been no significant changes in the Company’s accounting policies from those described in the Company’s audited consolidated financial statements and the related notes to those statements, other than the adoption of the lease accounting guidance.

Pursuant to the Merger Agreement, the Business Combination was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, Silver Spike was treated as the acquired company and Legacy WMH was treated as the acquirer for financial statement reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy WMH issuing stock for the net assets of Silver Spike, accompanied by a recapitalization.

Legacy WMH was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Legacy WMH Class A Unit holders, through their ownership of the Class V Common Stock, have the greatest voting interest in the Company with over 50% of the voting interest;

●	Legacy WMH selected the majority of the new board of directors of the Company;

●	Legacy WMH senior management is the senior management of the Company; and

●	Legacy WMH is the larger entity based on historical operating activity and has the larger employee base.

Thus, the financial statements included in this quarterly report reflect (i) the historical operating results of Legacy WMH prior to the Business Combination; (ii) the combined results of the WMH LLC and Silver Spike following the Business Combination; and (iii) the acquired assets and liabilities of Silver Spike stated at historical cost, with no goodwill or other intangible assets recorded.

Principles of Consolidation
Principles of Consolidation

The condensed consolidated financial statements include the accounts of WM Technology, Inc. and WM Holding Company, LLC and its subsidiaries, GMG Holdco, Inc., Weedmaps Media, LLC (“Weedmaps”), Ghost Management Group, LLC, WM Canada Holdings, Inc., WM Enterprise, LLC, WM Marketplace, LLC, Weedmaps Spain, S.LU., WM Retail, LLC, Grow One Software (Canada), Inc., Discovery Opco, LLC, WM Museum, LLC, WM Teal, LLC, Weedmaps Germany GmbH, Transport Logistics Holding Company, LLC and WM Loyalty, LLC. All significant intercompany balance and transactions have been eliminated upon consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of WM Holding Company, LLC and its subsidiaries, GMG Holdco, Inc., Weedmaps Media, LLC (“Weedmaps”), Ghost Management Group, LLC, WM Canada Holdings, Inc., WM Enterprise, LLC, WM Marketplace, LLC, Weedmaps Spain, S.L.U., WM Retail, LLC, Grow One Software (Canada), Inc., Discovery Opco, LLC, Weedmaps Germany GmbH, WM Teal, LLC, WM Museum, LLC, Weedmaps Artist Management, LLC, Ghost Gaming Holdings, LLC, WMBP Investment, LLC, and WMG Pharma GmbH. All significant intercompany balance and transactions have been eliminated upon consolidation.

Foreign Currency
Foreign Currency

Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for the three and nine months ended September 30, 2021 and 2020.

Foreign Currency

Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for the years ended December 31, 2020, 2019 and 2018.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management include, among others, the valuation of accounts receivable, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, leases, valuation of goodwill and other intangible assets, valuation of warrant liability, deferred tax asset and tax receivable agreement liability, revenue recognition, stock-based compensation, and the recognition and disclosure of contingent liabilities.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management include, among others, the valuation of accounts receivable, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, valuation of goodwill and other intangible assets, revenue recognition, stock-based compensation, and the recognition and disclosure of contingent liabilities.

Accounts Receivable
Accounts Receivable

Accounts receivable is recorded at the invoiced amount and does not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is reviewed on a monthly basis and the Company reserves for all balances outstanding in excess of ninety days. Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. The Company recorded a provision for doubtful accounts of $3.0 million and $0.9 million as of September 30, 2021 and December 31, 2020, respectively.

Accounts Receivable

Accounts receivable is recorded at the invoiced amount and does not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is reviewed monthly and past due balances are reviewed individually for collectability. Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. As of December 31, 2020, and 2019, the Company recorded an allowance for bad debt of $857,382 and $913,715, respectively.

Revenue Recognition
Revenue Recognition

The Company’s revenues are derived primarily from monthly subscriptions and additional offerings for access to the Company’s Weedmaps platform and the Company’s SaaS solutions. The Company recognizes revenue when the fundamental criteria for revenue recognition are met. The Company recognizes revenue by applying the following steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services.

Substantially all of the Company’s revenue is generated by providing standard listing and software subscription services and other paid listing subscriptions services, including featured listings, promoted deals, nearby listings and other display advertising to its customers. These arrangements are recognized over-time, generally during a month-to-month subscription period as the products are provided. The Company may also provide services to its customers, including access to the Company’s orders functionality, which are recognized at a point in time, typically when an order for delivery or pickup is submitted. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception. Starting on January 1, 2021, the Company eliminated the technology services fee charge related to the Company’s orders functionality.

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. The prior year deferred revenue balance of $5.3 million was fully recognized in the first quarter of fiscal year 2021, and the deferred revenue balance as of September 30, 2021 of $7.8 million is expected to be fully recognized within the next twelve months. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.

The following table summarizes the Company’s disaggregated net revenue information (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Revenues recognized over time(1)	$50,884	$44,459	$138,969	$112,615
Revenues recognized at a point in time(2)	—	2,046	—	4,855
Total revenues	$50,884	$46,505	$138,969	$117,470
_________________
(1)	Revenues from listing subscription services, featured listings and other advertising products.
(2)	Revenues from use of orders functionality.

The following table summarizes the Company’s U.S. and foreign revenues (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
U.S. revenues	$50,884	$34,877	$138,969	$91,275
Foreign revenues	—	11,628	—	26,195
Total revenues	$50,884	$46,505	$138,969	$117,470

All foreign revenues were generated in Canada. During the second half of fiscal 2020, the Company discontinued its services to Canada-based retail operator clients who failed to provide valid license information, similar to the transition the Company implemented in California at the end of fiscal 2019. Following the completion of the discontinuation of such services, all revenue has been generated in the United States.

Revenue Recognition

The Company’s revenues are derived primarily from monthly subscriptions and additional offerings for access to the Company’s Weedmaps platform and our SaaS solutions. The Company recognizes revenue when the fundamental criteria for revenue recognition are met. The Company recognizes revenue by applying the following steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services.

Substantially all of the Company’s revenue is generated by providing standard listing subscription services and other paid listing subscriptions services, including featured listings, promoted deals, nearby listings and other display advertising to its customers. These arrangements are recognized over-time, generally during a month-to-month subscription period as the products are provided. The Company may also provide services to its customers, including access to the Company’s orders functionality, which are recognized at a point in time, typically when an order for delivery or pickup is submitted. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception.

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. The prior year deferred revenue balance of $4.3 million was fully recognized in fiscal year 2020, and the current year deferred revenue balance of $5.3 million is expected to be recognized in 2021, which is expected to be within the next year. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.

The following table summarizes the Company’s disaggregated net revenue information for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
Revenues recognized over time(1)	$101,402,007	$143,489,929	$155,362,875
Revenues recognized at a point in time(2)	—	741,550	6,427,887
Total revenues	$101,402,007	$144,231,479	$161,790,762

(1)	Revenues from listing subscription services, featured listings and other advertising products.

(2)	Revenues from use of orders functionality.

The following table summarizes the Company’s U.S. and foreign revenues for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
U.S. revenues	$100,670,847	$132,076,823	$130,373,022
Foreign revenues	731,160	12,154,656	31,417,740
Total revenues	$101,402,007	$144,231,479	$161,790,762

All foreign revenues were generated in Canada.

Income Taxes
Income Taxes

The Company uses the asset and liability method of accounting for income taxes under ASC 740 - Income Taxes. Under the guidance, deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (ii) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more-likely-than-not the deferred tax assets will not be realized.

The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company’s annual effective tax rate, is subject to variation due to several factors, including variability in pre-tax income (or loss), revaluations of the warrant liability, changes in flow-through income not subject to tax and tax law developments.

As a result of the Business Combination, WM Technology, Inc. became the sole managing member of WMH LLC, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, WMH LLC is not subject to U.S. federal and certain state and local income taxes. Accordingly, no provision for U.S. federal and state income taxes has been recorded in the financial statements for the period of January 1 to June 16, 2021 as this period was prior to the Business Combination. Any taxable income or loss generated by WMH LLC is passed through to and included in the taxable income or loss of its members, including WM Technology, Inc. following the Business Combination, on a pro rata basis. WM Technology, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income of WMH LLC following the Business Combination. The Company is also subject to taxes in foreign jurisdictions.

For the three and nine months ended September 30, 2021, the Company recorded a provision for income taxes of $0.4 million and $0.2 million, respectively. The provision for income taxes during the first quarter of 2021 was the result of an audit performed by the Canada Revenue Agency on prior years income taxes paid by the Company’s subsidiary, WM Canada Holdings, Inc. The effective tax rates differ from the federal statutory rate of 21% primarily due to the impact of warrant valuations, non-controlling interests represented by the portion of the flow-through income not subject to tax, permanent stock based compensation, and state taxes.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company does not believe it has any uncertain income tax positions that are more-likely-than-not to materially affect its condensed consolidated financial statements.

Income Taxes

Other than for the Company’s foreign subsidiaries that are subject to their jurisdictions’ income tax laws, the remaining subsidiaries, as well as the holding entity, are not subject to income tax, with the members of the Company including their respective share of the Company’s profits and losses in their individual income tax returns. For the year ended December 31, 2019, the Company recorded a provision for income taxes of approximately $1.3 million, related to estimated taxable income from operations of WM Canada Holdings, Inc., in the accompanying statement of operations. No provision for income taxes was recorded for the year ended December 31, 2020 and 2018.

The components of income (loss) before income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2018	2019	2020
United States	$12,010,276	$(4,152,308)	$38,877,652
Foreign	669,235	5,097,668	(47,659)
Net income (loss) before provision for income taxes	$12,679,511	$945,360	$38,829,993

While electing Limited Liability Company status, the Company does not believe it has any uncertain income tax positions that are more likely that not to materially affect its consolidated financial statements. The Company’s federal and state income tax returns remain open to agency examination for the standard statutory length of time after filing.

Concentrations of Credit Risk
Concentrations of Credit Risk

The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.

Concentrations of Credit Risk

The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.

Cost of Revenue	Cost of Revenue The Company’s cost of revenue primarily consists of web hosting, internet service costs, and credit card processing costs.	Cost of Revenue The Company’s cost of revenue primarily consists of web hosting, internet service costs, and credit card processing costs.
Product Development Costs
Product Development Costs

Product development costs includes salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.

Product Development Costs

Product development costs includes salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.

Advertising
Advertising

The Company expenses the cost of advertising in the period incurred. Advertising expense totaled $4.1 million and $2.4 million for the three months ended September 30, 2021 and 2020, respectively, and $11.9 million and $6.7 million for the nine months ended September 30, 2021 and 2020, respectively, and are included in sales and marketing expense in the accompanying condensed consolidated statements of income.

Advertising

The Company expenses the cost of all advertising in the period incurred. Advertising expense totaled $10.6 million, $20.6 million, and $6.6 million, for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in sales and marketing expense in the accompanying consolidated statements of operations.

Political Contributions
Political Contributions

The Company expenses the costs of all political contributions in the period incurred. Political contributions totaled $0.2 million and $0.3 million for the three months ended September 30, 2021 and 2020, respectively, and $0.5 million and $0.6 million for the nine months ended September 30, 2021 and 2020, respectively, and are included in other expense in the accompanying condensed consolidated statements of income.

Stock-Based Compensation
Stock-Based Compensation

The Company measures fair value of employee stock-based compensation awards on the date of grant and allocates the related expense over the requisite service period. The fair value of the Class P Units are measured using the Black-Scholes-Merton valuation model. When awards include a performance condition that impacts the vesting for exercisability of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the service is provided. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method.

The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards on the date of grant using the Black-Scholes-Merton valuation model and allocates the related expense over the requisite service period. When awards include a performance condition that impacts the vesting for exercisability of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the service is provided. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method.
The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.

Segment Reporting	Segment Reporting The Company and its subsidiaries operate in one business segment.	Segment Reporting The Company and its subsidiaries operate in one business segment.
Earnings Per Share
Earnings Per Share

Basic income (loss) per share is computed by dividing net income (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.

Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss) per share by application of the treasury stock method or if-converted method, as applicable.

Prior to the Business Combination, the membership structure of Legacy WMH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. As a result, earnings per share information has not been presented for periods prior to the Business Combination on June 16, 2021. The basic and diluted income (loss) per share for the nine months ended September 30, 2021 represent the period from June 16, 2021 (Closing Date) to September 30, 2021.

Earnings Per Unit

Earnings per unit amounts are computed independently for earnings per unit from continuing operations, loss per unit from discontinued operations and net earnings per unit. As a result, the sum of per unit amounts from continuing operations and discontinued operations may not equal the total per unit amounts for net earnings.

All Class A Units, including Class A-1, Class A-2, and Class A-3 Units, have been included in the calculations for earnings per unit as of December 31, 2020, 2019 and 2018 primarily due to their voting and distribution rights. Since Class B Units had no voting, distribution, or dividend rights and were subject to exercise limitations, such units have been excluded from the calculations for earnings per unit as of December 31, 2020, 2019 and 2018. No other dilutive instruments were outstanding as of December 31, 2020, 2019, and 2018. See Note 8 for further discussion.

Warrant Liability
Warrant Liability

The Company assumed 12,499,933 Public Warrants and 7,000,000 Private Placement Warrants (together, the “Warrants”) upon the Closing, all of which were issued in connection with Silver Spike’s initial public offering and entitle the holder to purchase one share of Class A Common Stock at an exercise price of at $11.50 per share. All of the Warrants remained outstanding as of September 30, 2021. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, and become Public Warrants and be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.

The Company evaluated the Warrants under ASC 815-40 - Derivatives and Hedging - Contracts in Entity’s Own Equity, and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A equity holders. Because not all of the voting stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Warrants do not meet the conditions to be classified in equity. Since the Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the condensed consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in change in fair value of warrant liabilities within the condensed consolidated statements of income at each reporting date.

Fair Value Measurements
Fair Value Measurements

The Company follows the guidance in ASC 820 - Fair Value Measurements for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

●
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

●	Level 3: Unobservable inputs based on the Company assessment of the assumptions that market participants would use in pricing the asset or liability.
Fair Value Measurements At December 31, 2020 and 2019, the Company did not have any assets or liabilities measured at fair value on a recurring or nonrecurring basis.
Tax Receivable Agreement
Tax Receivable Agreement

The Business Combination was accomplished through what is commonly referred to as an “Up-C” structure, which is often used by partnerships and limited liability companies undertaking an initial public offering. The Up-C structure allows the Legacy WMH Unit holders to retain their equity ownership in WMH LLC, an entity that is classified as a partnership for U.S. federal income tax purposes, in the form of Units and provides potential future tax benefits for both the Company and the WMH LLC Unit holders when they ultimately exchange their pass-through interests for shares of Class A Common Stock. Additionally, the Company could obtain future increases in its tax basis of the assets of WMH LLC when such units are redeemed or exchanged by the continuing members. This increase in tax basis may have the effect of reducing the amounts paid in the future to various tax authorities. The increase in tax basis may also decrease gains (or increase losses) on future dispositions of certain capital assets to the extent tax basis is allocated to those capital assets.

In connection with the Business Combination, the Company entered into a tax receivable agreement (the “Tax Receivable Agreement”) with continuing members that provides for a payment to the continuing Class A Unit holders of 85% of the amount of tax benefits, if any, that the Company realizes, or is deemed to realize, as a result of redemptions or exchanges of Units. In connection with such potential future tax benefits resulting from the Business Combination, the Company has established a deferred tax asset for the additional tax basis and a corresponding TRA liability of 85% of the expected benefit. The remaining 15% is recorded to additional paid-in capital.

Leases
Leases

Effective January 1, 2021, the Company accounts for its leases under ASC 842 - Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the consolidated balance sheet as both a right-of-use asset (“ROU”) and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.

In calculating the right-of-use asset and lease liability, the Company elects to combine lease and non-lease components for all classes of assets. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.

The Company continues to account for leases in the prior period financial statements under ASC 840, Leases.

Investment in Equity Security
Investment in Equity Security

Investments in equity securities that do not have a readily determinable fair value and qualify for the measurement alternative for equity investments provided in ASC 321, Investments – Equity Securities are accounted for at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of September 30, 2021, the carrying value of the Company’s investment in an equity security without a readily determinable fair value was $3.0 million, which is recorded within Other assets on the Company’s condensed consolidated balance sheets.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. The Company adopted ASC 842 as of January 1, 2021, using the modified retrospective transition approach by recording an ROU asset and lease liability for operating leases of $43.3 million and $48.4 million, respectively, at that date; the Company did not have any finance lease assets and liabilities upon adoption or any arrangements where it acts as a lessor. Adoption of ASC 842 did not have an effect on the Company’s retained earnings. The Company availed itself of the practical expedients provided under ASC 842 regarding identification of leases, lease classification, indirect costs, and the combination of lease and non-lease components for all classes of assets. The Company continues to account for leases in the prior period financial statements under ASC 840.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. The new guidance is effective for private companies for annual periods beginning after December 15, 2020, with early adoption permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements, with certain practical expedients available. The Company has multiple long-term operating leases and is currently in the process of evaluating the impact of the new accounting guidance on its consolidated balance sheets, consolidated statement of income and cash flows.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in GAAP when it becomes effective and permits the use of either a full retrospective or retrospective with cumulative effect transition method. The Company used the modified retrospective method of adoption, which would require the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings on January 1, 2019. Comparative prior year periods would not be adjusted. The new accounting standard was applied to all contracts at the date of initial application. There was no cumulative effect of applying the new revenue standard to contracts executed in prior periods. As such, the adoption of the new accounting standard had no impact on the balance sheet and statement of operations in the current or prior periods.
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The ASU simplifies the measurement of goodwill impairment by eliminating the requirement that an entity compute the implied fair value of goodwill based on the fair values of its assets and liabilities to measure impairment. Instead, goodwill impairment will be measured as the difference between the fair value of the reporting unit and the carrying value of the reporting unit. The ASU also clarifies the treatment of the income tax effect of tax deductible goodwill when measuring goodwill impairment loss. The guidance is effective for reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.